Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Accumulated Other Comprehensive Income [member]	Contributed Surplus [member]	Retained Earnings [member]
Balance, beginning of year at Dec. 31, 2016		$ 152,084	$ 0	$ 22,695	$ 110,537
Currency translation adjustment	$ 2,793		2,793
Share-based compensation expense				634
Net earnings (loss)	(78,736)				(78,736)
Dividends paid, ordinary shares					0
Balance, end of year at Dec. 31, 2017	210,007	152,084	2,793	23,329	31,801
Currency translation adjustment	(3,732)		(3,732)
Share-based compensation expense				866
Net earnings (loss)	15,677				15,677
Dividends paid, ordinary shares					(2,527)
Balance, end of year at Dec. 31, 2018	$ 220,291	$ 152,084	$ (939)	$ 24,195	$ 44,951